STOCK-BASED COMPENSATION EXPENSE - RSU, PSU and Common Stock Units (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option issuance	21,479,632		25,358,455	25,417,316	23,191,158
RSUs forfeited	277,235		1,429,352	2,627,039
Stock-based compensation expense	$ 16,602	$ 562	$ 47,607	$ 842
Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unvested shares	1,347,848		1,481,065
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	1,481,065
Ending balance (in shares)	1,347,848		1,481,065
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years		4 years
Stock-based compensation expense	$ 12,900		$ 25,900
Unrecognized stock-based compensation expense other than options			$ 55,400
Number of unvested shares	9,317,225		9,616,774
Weighted-average remaining vesting period			4 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	9,616,774
RSUs granted			9,630,307
Forfeited	(111,572)		(9,194)
Vested	(187,977)		(4,339)
Ending balance (in shares)	9,317,225		9,616,774
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (in dollars per share)	$ 8.44
Granted (In dollars per share)			$ 8.44
Vested (In dollars per share)	8.36		9.01
Forfeited (in dollars per share)	8.96		8.48
Ending balance (in dollars per share)	$ 8.43		$ 8.44
Common Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense other than options			$ 4,200
Number of unvested shares	1,347,848		1,481,065
Weighted-average remaining vesting period			2 years 4 months 13 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	1,481,065
RSUs granted	0		2,256,861
Forfeited	0
Vested	(133,217)		(775,796)
Ending balance (in shares)	1,347,848		1,481,065
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (in dollars per share)	$ 2.48
Granted (In dollars per share)	0		$ 2.48
Vested (In dollars per share)	2.48		2.48
Forfeited (in dollars per share)	0
Ending balance (in dollars per share)	$ 2.48		$ 2.48
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			10 years
Stock-based compensation expense	$ 2,600		$ 4,500
Unrecognized stock-based compensation expense other than options			$ 83,600
Number of unvested shares	44,715,756		44,715,756
Weighted-average remaining vesting period			8 years 8 months 26 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	44,715,756
RSUs granted	0		44,715,756
Forfeited	0
Vested	0
Ending balance (in shares)	44,715,756		44,715,756
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (in dollars per share)	$ 1.97
Granted (In dollars per share)	0		$ 1.97
Vested (In dollars per share)	0
Forfeited (in dollars per share)	0
Ending balance (in dollars per share)	$ 1.97		$ 1.97
Share-based Payment Arrangement, Tranche One [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%		0.25%
Share-based Payment Arrangement, Tranche Two [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	2.78%		0.02%
Tranche 1 | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold escalating share price			$ 20.00
Tranche 2 | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold escalating share price			35.00
Share-based Payment Arrangement, Tranche Three [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold escalating share price			50.00
Tranche 4 | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold escalating share price			65.00
Tranche 5 | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold escalating share price			80.00
Tranche 6 | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold escalating share price			$ 100.00